Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued clinical trial expense	$ 1,861	$ 2,644
Accrued professional fees	1,653	2,866
Accrued wages, bonuses, commissions and vacation	3,824	4,991
Accruals for construction in progress	0	171
Deferred rent	2	292
Other	4,321	2,487
Total accrued expenses	$ 11,661	$ 13,451